Ordinary Shares (Details) - USD ($)	1 Months Ended
	Feb. 28, 2020	Jun. 30, 2021	May 26, 2021	Dec. 31, 2020
Ordinary Shares (Details) [Line Items]
Gross proceeds (in Dollars)	$ 10,000,000
Ordinary shares, description	Each warrant entitled their holders to purchase 1 Class A Ordinary Shares and is exercisable immediately as of the date of issuance at an exercise price of $7.40 per Class A Ordinary Share and expire seven years from the date of issuance.
Issuance of warrants (in Dollars)	$ 43,243
Exercise price per share (in Dollars per share)	$ 8.88
Initial Public Offering [Member]
Ordinary Shares (Details) [Line Items]
Offering costs (in Dollars)	$ 1,000,000.0
Class A Ordinary Shares [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares, issued		13,170,374		11,584,324
Ordinary shares, par value (in Dollars per share)		$ 1.00		$ 1.00
Sale of ordinary shares	1,351,350
Warrants to purchase shares	1,351,350
Class A Ordinary Shares [Member] | Jurchen Investment Corporation [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares, issued			1,387,925
Ordinary shares, par value (in Dollars per share)			$ 2.882
Ordinary share premium, percentage			10.00%
Class A Ordinary Shares [Member] | Warrant Holders [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares, issued		40,000
Class A Ordinary Shares [Member] | Share Option Holders [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares, issued		158,125